                        SEMIANNUAL REPORT / JUNE 30 2000

                             AIM MID CAP EQUITY FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                [ COVER IMAGE ]

                      ------------------------------------

                     TENDING THE GARDEN BY KONSTANTIN RODKO

          THIS CHARMING FOLK-ART PAINTING BY KONSTANTIN RODKO DEPICTS

        AN ATTENTIVE GARDENER CARING FOR HER TIDY CROP. LIKE A GARDENER,

             FUND MANAGERS LOOK FOR GROWING COMPANIES THAT MAY ONE

                      DAY BLOSSOM INTO MAJOR CORPORATIONS.

                      ------------------------------------

AIM MID CAP EQUITY FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN THE EQUITY SECURITIES OF MID-CAP COMPANIES.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:
o AIM Mid Cap Equity Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o Investing in small and mid-sized companies may involve greater risk and potential reward than investing in more established companies.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:
o The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded primarily industrial stocks.
o The unmanaged Lipper Mid-Cap Core Fund Index represents an average of the performance of the 30 largest mid-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company stock universe. While it includes many small and mid-sized company stocks, large-capitalization technology companies tend to dominate the index.
o The unmanaged Russell Midcap Index represents the performance of the stocks of domestic mid-capitalization companies.
o The unmanaged Standard & Poor's MidCap 400 Index (the S&P 400) comprises the common stocks of approximately 400 mid-capitalization companies.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                   YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.




                             AIM MID CAP EQUITY FUND

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
     [PHOTO OF      and a telephone. At the time, Bob Graham, Gary Crum and I
    Charles T.      had the idea of creating a mutual fund company that put
      Bauer,        people first. Our slogan, "people are the product," means
   Chairman of      that people--our employees and our investors--are our
   the Board of     company.
     THE FUND
   APPEARS HERE]    Almost a quarter-century later, we've grown to more
                    than eight million investors, $176 billion in assets under
    [PHOTO OF       management and 55 retail funds. Over that time, the industry
     Robert H.      as a whole has grown from $51 billion in assets to more than
      Graham        $7 trillion today. I never dreamed we would see such
   APPEARS HERE]    phenomenal growth. You are the main reason for our success, and I want you to know how much I appreciate your loyalty and trust over the past 24 years.

Usually in this letter I review market activity during the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.

I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.

Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.

In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.

If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.










                            AIM MID CAP EQUITY FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

MID-CAP STOCKS EMERGE AS LEADERS IN TURBULENT MARKET ENVIRONMENT

MID-CAP STOCKS OUTPERFORMED LARGE- AND SMALL-CAP STOCKS DURING THE REPORTING PERIOD. HOW DID AIM MID CAP EQUITY FUND PERFORM?
An investor preference for mid-cap stocks helped the fund post impressive returns for the six months ended June 30, 2000. Excluding sales charges, cumulative total returns for Class A, Class B and Class C shares were 11.84%, 11.48% and 11.45%, respectively. The fund outperformed the Lipper Mid-Cap Core Fund Index and the Russell Midcap Index, which recorded gains of 10.66% and 5.12%, respectively, over the same period.
    Over the reporting period, total net assets in the fund increased from $333.7 million to $404.7 million.

WHAT WERE THE KEY TRENDS IN THE STOCK MARKET?
Markets soared, then declined before staging a comeback as the reporting period drew to a close. During the first three months of 2000, several key market indexes rose to new heights, with the Dow setting a record in January and the technology-dominated Nasdaq following suit in March. High-flying technology stocks helped propel these advances. Toward the end of March, however, investors became concerned that tech stocks might be overvalued, sparking a sharp sell-off in this sector. In April, a federal court ruling against software giant Microsoft (not a fund holding) helped perpetuate the sell-off. The stocks of Internet companies with no earnings were particularly hard hit.
    Investors were also concerned that the Federal Reserve Board (the Fed) might continue to raise interest rates to slow torrid economic growth and to contain inflation. On May 16, the Fed, which launched a monetary tightening policy in June 1999, raised the key federal funds rate--the rate banks charge one another for overnight loans--from 6.0% to 6.5%. Interest-rate concerns before and after the Fed's action prompted a sell-off that affected nearly every stock-market sector in April and May, causing markets to be extremely volatile.
    Markets rallied in June as key economic data, such as housing starts and retail sales, indicated that the economy might be slowing, diminishing the possibility of further Fed rate hikes. At its June 28 meeting, the Fed left interest rates unchanged. The June rally enabled the Nasdaq, which lost 37.30% of its value between March 10 and May 23, to end the reporting period down only 2.54%.
    While the Dow was down 8.44% for the six months ended June 30, the S&P 400 was up 9.06%. Small-cap stocks eked out more

                      ------------------------------------

                                 MARKETS SOARED,

                         THEN DECLINED BEFORE STAGING A

                            COMEBACK AS THE REPORTING

                             PERIOD DREW TO A CLOSE.

                      ------------------------------------

FUND PERFORMANCE

TOTAL RETURNS OF CLASS A, B & C SHARES VS. INDEXES
12/31/99-6/30/00, excluding sales charges
================================================================================
Fund Class A Shares                  11.84%

Fund Class B Shares                  11.48%

Fund Class C Shares                  11.45%

Russell Midcap Index                  5.12%

Lipper Mid-Cap Core Fund Index       10.66%
================================================================================

GROWTH OF TOTAL NET ASSETS

12/31/99-6/30/00
================================================================================
12/31/99          $333.7 million

6/30/00           $404.7 million
================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/00, including sales charges

================================================================================
CLASS A SHARES
  Inception (6/9/87)              14.75%
  10 years                        13.49
  5 years                         12.61
  1 year                          27.44*
*34.88% excluding sales charges

CLASS B SHARES
  Inception (4/1/93)              16.67%
  5 years                         12.88
  1 year                          29.03*
*34.03% excluding CDSC

CLASS C SHARES
  Inception (5/3/99)              37.68%
  1 year                          32.88*
*33.88% excluding CDSC
================================================================================


Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to differing fees and expenses. For fund performance calculations and descriptions of the indexes cited on this page, please see the inside front cover. Past performance cannot guarantee comparable future results. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

          See important fund and index disclosures inside front cover.

                            AIM MID CAP EQUITY FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


modest gains for the period. Investors generally favored the stocks of companies with tangible earnings. And while there was some renewed interest in value stocks, growth stocks posted better returns.

WAS THE FUND ABLE TO TAKE ADVANTAGE OF THESE MARKET TRENDS?
Yes, because mid-cap stocks, the market leaders for the reporting period, made up 80% of the fund's stock portfolio. Investors gravitated to mid-cap stocks because of their favorable valuations compared to large-cap stocks and the attractive earnings prospects of many mid-sized companies. The fund also benefited from its significant exposure to capital-goods and energy stocks.

HOW WAS THE FUND POSITIONED?
At the end of the reporting period, the fund had 87 equity holdings. Capital-goods stocks made up 15% of the portfolio; tech stocks, 14%; and energy stocks, 12%. We believe that earnings drive stock prices. The fund's sector allocations were the result of our stock-selection process, which is based on earnings projections and not macroeconomic predictions. We found many companies with excellent earnings prospects in these three sectors.
    Tech companies continued to get a boost from global economic expansion, mergers and acquisitions and the growth of wireless communications and the Internet. Capital-goods firms that manufacture products for tech companies also benefited from the technology boom, while energy corporations got a boost from rising oil prices.
    We also looked for quality company stocks that are favorably priced. We found a number of attractively priced stocks, especially in the capital goods sector, which includes such industries as electrical equipment and manufacturing.

WHAT WERE SOME OF THE FUND'S TOP HOLDINGS AT THE END OF THE REPORTING PERIOD?
o Concord EFS, a financial-services firm and the fund's top holding, processes credit and debit card transactions mainly for supermarkets and convenience stores. The firm has a nationwide network of ATMs designed for the use of the trucking industry.
o Coors, the fund's second-largest holding, is one of the nation's leading brewers.
o Teva Pharmaceutical, an Israeli firm, makes generic versions of brand-name drugs for heart conditions, pain and other maladies.
o Applied Power makes electronic enclosures and systems, tools and equipment for the defense, automotive and construction industries.
o Millipore makes products such as specialized pumps and filters used to analyze and purify fluids. It sells its products primarily to biotechnology and drug companies.
o Burr-Brown makes a variety of items, including integrated circuits that convert analog signals into digital information.
o Vishay Intertechnology makes components for electronic systems used in cars, satellites and other products.
o Harman International makes stereo and audio equipment for both the consumer and the professional markets.

WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?
The near-term outlook for stocks could depend to a large extent on the Fed's ability to bring the economy to a "soft landing." With increasing evidence that economic growth could be slowing, the Fed may refrain from further interest-rate increases. Moreover, a presidential election is looming in the fall. To appear unbiased, the Fed has tended to leave interest rates unchanged in the months immediately preceding a presidential election. If Fed policy ultimately succeeds in slowing economic growth to a more sustainable rate and in keeping inflation at bay, it could prolong the current record economic expansion. Such an environment could help sustain corporate earnings growth and prove favorable for stocks, particularly mid-cap issues because of their attractive valuations.
    However, uncertainty over the Fed's actions and other factors could perpetuate the volatility that has characterized markets in recent months. In such an environment, investors would be well advised to take a long-term perspective on their investment.

PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets

===============================================================================================================
TOP 10 EQUITY HOLDINGS                                            TOP 10 INDUSTRIES
---------------------------------------------------------------------------------------------------------------
 1.  Concord EFS, Inc.                                 2.41%    1.  Electrical Equipment                  8.38%
 2.  Adolph Coors Co.                                  2.24     2.  Electronics (Semiconductors)          7.46
 3.  Teva Pharmaceutical Industries Ltd.-ADR (Israel)  2.00     3.  Oil & Gas (Drilling & Equipment)      5.41
 4.  Applied Power Inc.-Class A                        1.78     4.  Oil & Gas (Exploration & Production)  4.99
 5.  Millipore Corp.                                   1.68     5.  Health Care (Drugs-Generic & Other)   4.60
 6.  Burr-Brown Corp.                                  1.61     6.  Foods                                 4.25
 7.  Vishay Intertechnology, Inc.                      1.55     7.  Services (Data Processing)            3.89
 8.  Harman International Industries, Inc.             1.51     8.  Manufacturing (Specialized)           3.17
 9.  Profit Recovery Group International, Inc. (The)   1.48     9.  Electronics (Component Distributors)  2.72
10.  Earthgrains Co. (The)                             1.44    10.  Equipment (Semiconductor)             2.67

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.
===============================================================================================================

          See important fund and index disclosures inside front cover.

                            AIM MID CAP EQUITY FUND

                     SEMIANNUAL REPORT / FOR CONSIDERATION


CHASING PERFORMANCE MAY HURT MORE THAN IT HELPS

In the wake of some of last year's eye-popping mutual fund returns of more than 100%, it may be hard to look at your own returns and not feel disappointed. According to Lipper, Inc.(1), the average large-cap core mutual fund finished 1999 up 22.35%--a return that would be considered terrific in most other years--while the average science and technology fund had an astounding return of 134.77% for the year. Industry trends point to the fact that some investors have looked at such performance and said, "My investments haven't had that kind of return. I need to change my portfolio." What's an investor to do?

LOOK AT THE BIG PICTURE
It's very tempting to look only at returns when you invest in a mutual fund. But there are other factors to consider:

o   HOW WELL DOES THE FUND MATCH MY FINANCIAL GOALS?
Different kinds of mutual funds are appropriate for different people at different stages. Are you a young adult early in your work life, or are you approaching retirement? Are you investing to buy a house, car or other large item soon, or are you investing for your later years?
    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you should assess how aggressive you can afford to be--you may need to be more conservative than you thought to meet your goal.

o   HOW WELL DOES THE FUND MATCH MY TOLERANCE FOR RISK?
Many of the mutual funds that had such high-flying returns for 1999 are pretty aggressive, investing in smaller, less-established companies, some of which have not even realized a profit. So while these mutual funds have the potential to make your money grow, they may also entail more risk than you may be prepared to take.
    Of course, investing in any mutual fund brings with it a certain amount of risk, but this risk can vary widely depending on the types of holdings in which a fund invests. It's important that you take a hard look at your risk tolerance before investing in any fund, particularly if you are ratcheting up to a more aggressive fund.

o   HOW WELL DOES THE FUND FIT INTO MY PORTFOLIO?
When a market sector or mutual fund is doing well, you may be tempted to overload your portfolio with the "winner of the moment." It seems to make sense--you're making money with that investment so you should allocate more money to it, right?
    Be careful. A narrowly invested portfolio could be especially vulnerable to market volatility. Spreading your investment over several types of funds or investing in one diversified fund can help you spread out your risk--the more diversified your portfolio, the less overlap it should have. Less overlap can mean less risk.

PAST PERFORMANCE IS NO GUARANTEE
Last year's phenomenal returns were the result of a number of unique factors-- the strong U.S. economy, the proliferation of new technology companies and record amounts of cash being poured into the stock market, to name a few. Even so, it may seem that everyone came out a winner in 1999.
    In reality, just a few large companies accounted for many of the markets' records in 1999. More than half the stocks in the S&P 500(2) declined during the year. The technology sector was clearly dominant--the tech component of the S&P 500 finished 1999 with a return of 75.11%, while the capital goods component of the index, which came in second for the year, had a return of 28.76%.(3) So if you didn't invest in technology in 1999, you probably didn't enjoy the same performance as people who did.
    As we've seen thus far in 2000, financial markets can be quite fickle, revolving around investors' perceptions as much as hard facts. Because of the ever-changing nature of the market environment, many high-performing mutual funds don't repeat their gains from year to year. This doesn't necessarily mean a fund had a "bad" year or that fund managers chose

================================================================================
SEC SPEAKS OUT

In the wake of 1999's extraordinary fund performances, the Securities and Exchange Commission (SEC), which regulates the mutual fund industry, says that investors should temper their expectations and not make investment decisions based only on past performance. The SEC also suggests that investors consider the following factors when looking at a mutual fund:

Age
Risk
Size
Volatility
Management
Expenses
Tax Efficiency

Source: The Wall Street Journal, 1/25/00
================================================================================

                            AIM MID CAP EQUITY FUND

                     SEMIANNUAL REPORT / FOR CONSIDERATION

holdings poorly. It may just mean that the environment for a particular fund was not as ideal as it had been in the past. This can be true for any mutual fund.

KEEP EXPECTATIONS REALISTIC
Along with recognizing how quickly the market environment can change, it's important to keep your expectations realistic. Of course you would like your investments to do well every year, but chances are they won't. It's the nature of the beast. So what you should be shooting for is good performance over the long term. While your investment may not have a stellar year every year, over time its average returns may prove to be just what you hoped for.
    Sometimes it's hard to be patient when it seems like everyone else's investments are doing better than yours. You may be tempted to chase winning performance by trying to time the market, switching in and out of funds as markets or sectors go in and out of favor. But this strategy can greatly increase your risk and it rarely works--you may end up with significantly lower returns than if you'd just stayed put. (There can also be adverse tax consequences.)

ASSET ALLOCATION: THE OLD STANDBY
The truth is, no one knows for sure what is going to perform well in the market, which is why mutual fund investors should diversify using asset allocation--spreading investments over several fund types (e.g., core, growth, international and income). Unfortunately, some investors seem less interested in asset allocation these days because they want to chase performance instead.
And when the market is roaring ahead, who can blame them?
    But as Isaac Newton proved, what goes up must come down. A diversified portfolio can offer some protection in a market downturn because when your assets are spread over several different types of funds, chances are at least one of them is keeping its head above water. And while a diversified fund portfolio probably won't perform as well as the flashiest stock fund, it probably won't do as badly as the worst of them either.

Your financial advisor can help you determine what kinds of mutual funds best fit your investment goals and risk tolerance. Talk to your financial advisor for more information.

(1) Lipper, Inc. is an independent mutual fund performance monitor.

(2) The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is generally considered representative of the stock market.

(3) Source: Bloomberg.

DOLLAR-COST AVERAGING CAN LOWER THE COST OF INVESTING

One useful way to buy shares of a mutual fund is through dollar-cost averaging. In such a plan, you invest a certain amount at regular intervals--say $200 per month--which allows you to buy more shares when mutual fund prices go down and fewer shares when prices go up. This gives you the benefit of your average cost per share actually being less than the average price per share.

Please keep in mind that this example is hypothetical and is not indicative of the performance of any investment, IRA or AIM fund. Dollar-cost averaging does not assure a profit and does not protect against loss in declining markets. Since dollar-cost averaging involves continuous investing regardless of fluctuating securities prices, investors should consider their ability to continue purchases over an extended period of time.

================================================================================
  MONTH       AMOUNT INVESTED     SHARE PRICE    SHARES PURCHASED
--------------------------------------------------------------------------------
JANUARY          $ 200             $ 24                8.333

FEBRUARY           200               20               10.000

MARCH              200               14               14.286

APRIL              200               18               11.111

MAY                200               22                9.091

JUNE               200               24                8.333

6-MONTH TOTAL    $1200             $122               61.154

Average price per share: $122 divided by 6 = $20.33

Average cost per share: $1200 divided by 61.154 = $19.62
================================================================================

                            AIM MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

                                                     MARKET
                                       SHARES        VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-83.10%
BANKS (REGIONAL)-1.05%
Bank United Corp.-Class A                92,000   $  3,237,250
--------------------------------------------------------------
UnionBanCal Corp.                        55,000      1,020,937
--------------------------------------------------------------
                                                     4,258,187
--------------------------------------------------------------
BEVERAGES (ALCOHOLIC)-2.24%
Adolph Coors Co.-Class B                150,000      9,075,000
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.23%
Ackerley Group, Inc. (The)               80,000        940,000
--------------------------------------------------------------
CHEMICALS (SPECIALTY)-0.90%
Rohm & Haas Co.                         105,000      3,622,500
--------------------------------------------------------------
COMPUTERS (SOFTWARE &
  SERVICES)-2.30%
Novell, Inc.(a)                         240,700      2,226,475
--------------------------------------------------------------
PeopleSoft, Inc.(a)                     300,000      5,025,000
--------------------------------------------------------------
Synopsys, Inc.(a)                        60,000      2,073,750
--------------------------------------------------------------
                                                     9,325,225
--------------------------------------------------------------
CONSTRUCTION (CEMENT &
  AGGREGATES)-1.23%
Martin Marietta Materials, Inc.          70,000      2,830,625
--------------------------------------------------------------
Southdown, Inc.                          37,000      2,136,750
--------------------------------------------------------------
                                                     4,967,375
--------------------------------------------------------------
ELECTRICAL EQUIPMENT-8.38%
American Power Conversion Corp.(a)      100,000      4,081,250
--------------------------------------------------------------
Amphenol Corp.-Class A(a)                80,000      5,295,000
--------------------------------------------------------------
Harman International Industries,
  Inc.                                  100,000      6,100,000
--------------------------------------------------------------
Molex, Inc.-Class A                     140,875      4,930,625
--------------------------------------------------------------
Rayovac Corp.(a)                        150,000      3,356,250
--------------------------------------------------------------
Viasystems Group, Inc.(a)               240,000      3,885,000
--------------------------------------------------------------
Vishay Intertechnology, Inc.(a)         165,000      6,259,687
--------------------------------------------------------------
                                                    33,907,812
--------------------------------------------------------------
ELECTRONICS (COMPONENT
  DISTRIBUTORS)-2.72%
Avnet, Inc.                              90,000      5,332,500
--------------------------------------------------------------
CTS Corp.                                75,000      3,375,000
--------------------------------------------------------------
W.W. Grainger, Inc.                      75,000      2,310,937
--------------------------------------------------------------
                                                    11,018,437
--------------------------------------------------------------
ELECTRONICS (SEMICONDUCTORS)-7.46%
Amkor Technology, Inc.(a)                60,000      2,118,750
--------------------------------------------------------------
Burr-Brown Corp.(a)                      75,000      6,501,562
--------------------------------------------------------------
Cirrus Logic, Inc.(a)                   230,000      3,680,000
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
ELECTRONICS (SEMICONDUCTORS)-(CONTINUED)
Cypress Semiconductor Corp.(a)           75,000   $  3,168,750
--------------------------------------------------------------
Dallas Semiconductor Corp.               98,000      3,993,500
--------------------------------------------------------------
Integrated Device Technology,
  Inc.(a)                                50,000      2,993,750
--------------------------------------------------------------
Lattice Semiconductor Corp.(a)           75,000      5,184,375
--------------------------------------------------------------
National Semiconductor Corp.(a)          45,000      2,553,750
--------------------------------------------------------------
                                                    30,194,437
--------------------------------------------------------------
EQUIPMENT (SEMICONDUCTOR)-2.67%
PSi Technologies Holdings, Inc.-ADR
  (Philippines)(a)                      122,000      2,531,500
--------------------------------------------------------------
Rudolph Technologies, Inc.(a)            98,000      3,797,500
--------------------------------------------------------------
ST Assembly Test Services Ltd.-ADR
  (Singapore)(a)                         45,000      1,158,750
--------------------------------------------------------------
Teradyne, Inc.(a)                        45,000      3,307,500
--------------------------------------------------------------
                                                    10,795,250
--------------------------------------------------------------
FINANCIAL (DIVERSIFIED)-0.47%
Ambac Financial Group, Inc.              35,000      1,918,438
--------------------------------------------------------------
FOODS-4.25%
Earthgrains Co. (The)                   300,000      5,831,250
--------------------------------------------------------------
International Home Foods, Inc.(a)       150,000      3,140,625
--------------------------------------------------------------
Keebler Foods Co.                       110,000      4,083,750
--------------------------------------------------------------
Suiza Foods Corp.(a)                     85,000      4,154,375
--------------------------------------------------------------
                                                    17,210,000
--------------------------------------------------------------
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-4.60%
Biovail Corp. (Canada)(a)               100,000      5,543,750
--------------------------------------------------------------
Jones Pharma Inc.                       124,650      4,978,209
--------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Israel)                     146,000      8,093,875
--------------------------------------------------------------
                                                    18,615,834
--------------------------------------------------------------
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-2.39%
Edwards Lifesciences Corp.(a)           250,000      4,625,000
--------------------------------------------------------------
Sybron International Corp.(a)           255,000      5,052,188
--------------------------------------------------------------
                                                     9,677,188
--------------------------------------------------------------
HEALTH CARE (SPECIALIZED
  SERVICES)-0.56%
Charles River Laboratories
  International, Inc.(a)                102,200      2,267,563
--------------------------------------------------------------
HOUSEHOLD PRODUCTS (NON- DURABLES)-1.31%
Dial Corp. (The)                        510,000      5,291,250
--------------------------------------------------------------
HOUSEWARES-0.57%
Fortune Brands, Inc.                    100,000      2,306,250
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
INSURANCE (PROPERTY &
  CASUALTY)-0.87%

XL Capital Ltd.-Class A (Bermuda)        65,000   $  3,518,125
--------------------------------------------------------------

INSURANCE BROKERS-0.88%

Aon Corp.                               115,000      3,572,188
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.25%

Mattel, Inc.                             76,000      1,002,250
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-1.78%

Applied Power Inc.-Class A              215,000      7,202,500
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.40%

Pentair, Inc.                           160,000      5,680,000
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-3.17%

Mettler-Toledo International
  Inc.(a)                                65,000      2,600,000
--------------------------------------------------------------
Millipore Corp.                          90,000      6,783,750
--------------------------------------------------------------
Parker-Hannifin Corp.                   100,000      3,425,000
--------------------------------------------------------------
                                                    12,808,750
--------------------------------------------------------------

NATURAL GAS-1.20%

Kinder Morgan, Inc.                     140,000      4,838,750
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.56%

Reynolds & Reynolds Co. (The)-Class
  A                                     125,000      2,281,250
--------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-5.41%

BJ Services Co.(a)                       55,000      3,437,500
--------------------------------------------------------------
Cooper Cameron Corp.(a)                  55,000      3,630,000
--------------------------------------------------------------
Rowan Cos., Inc.(a)                     135,000      4,100,625
--------------------------------------------------------------
Santa Fe International Corp.            105,000      3,668,438
--------------------------------------------------------------
Transocean Sedco Forex Inc.              80,000      4,275,000
--------------------------------------------------------------
Weatherford International, Inc.(a)       70,000      2,786,875
--------------------------------------------------------------
                                                    21,898,438
--------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-4.99%

Anadarko Petroleum Corp.                 80,000      3,945,000
--------------------------------------------------------------
Apache Corp.                             50,000      2,940,625
--------------------------------------------------------------
Burlington Resources Inc.                63,000      2,409,750
--------------------------------------------------------------
Devon Energy Corp.                       50,000      2,809,375
--------------------------------------------------------------
EOG Resources, Inc.                     125,000      4,187,500
--------------------------------------------------------------
Noble Affiliates, Inc.                  105,000      3,911,250
--------------------------------------------------------------
                                                    20,203,500
--------------------------------------------------------------

OIL & GAS (REFINING &
  MARKETING)-1.14%

Valero Energy Corp.                     145,000      4,603,750
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
PAPER & FOREST PRODUCTS-1.59%

Bowater Inc.                             80,000   $  3,530,000
--------------------------------------------------------------
Mead Corp. (The)                        115,000      2,903,750
--------------------------------------------------------------
                                                     6,433,750
--------------------------------------------------------------

PUBLISHING-2.01%

Meredith Corp.                          105,000      3,543,750
--------------------------------------------------------------
Reader's Digest Association Inc.
  (The)-Class A                         115,000      4,571,250
--------------------------------------------------------------
                                                     8,115,000
--------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.24%

New York Times Co. (The)-Class A         25,000        987,500
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-1.13%

Starwood Hotels & Resorts
  Worldwide, Inc.                       140,000      4,558,750
--------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.57%

Ames Department Stores, Inc.(a)         300,000      2,325,000
--------------------------------------------------------------

RETAIL (DRUG STORES)-1.09%

CVS Corp.                               110,000      4,400,000
--------------------------------------------------------------

RETAIL (SPECIALTY)-0.96%

Williams-Sonoma, Inc.(a)                120,000      3,892,500
--------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.78%

Dime Bancorp, Inc.                      200,000      3,150,000
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-2.39%

Convergys Corp.(a)                      105,000      5,446,875
--------------------------------------------------------------
H&R Block, Inc.                         130,000      4,208,750
--------------------------------------------------------------
                                                     9,655,625
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.31%

MarchFirst, Inc.(a)                      69,200      1,262,900
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-3.89%

Concord EFS, Inc.(a)                    375,000      9,750,000
--------------------------------------------------------------
Profit Recovery Group
  International, Inc. (The)(a)          360,000      5,985,000
--------------------------------------------------------------
                                                    15,735,000
--------------------------------------------------------------

TELEPHONE-1.43%

Broadwing Inc.(a)                       134,875      3,498,320
--------------------------------------------------------------
CenturyTel, Inc.                         80,000      2,300,000
--------------------------------------------------------------
                                                     5,798,320
--------------------------------------------------------------

TEXTILES (APPAREL)-0.41%

Jones Apparel Group, Inc.(a)             70,000      1,645,000
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
WASTE MANAGEMENT-1.32%

Republic Services, Inc.(a)              335,000   $  5,360,000
--------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $280,074,407)                                336,319,592
--------------------------------------------------------------

MONEY MARKET FUNDS-16.90%

STIC Liquid Assets Portfolio(b)      34,211,158     34,211,158
--------------------------------------------------------------
STIC Prime Portfolio(b)              34,211,158     34,211,158
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $68,422,316)                                  68,422,316
--------------------------------------------------------------

TOTAL INVESTMENTS-100.00%

  (Cost $348,496,723)                              404,741,908
--------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.00%)                                       (11,050)
--------------------------------------------------------------
NET ASSETS-100.00%                                $404,730,858
==============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $348,496,723)                              $404,741,908
---------------------------------------------------------
Receivables for:
  Collateral for securities loaned             12,403,995
---------------------------------------------------------
  Fund shares sold                              1,260,883
---------------------------------------------------------
  Dividends                                       631,205
---------------------------------------------------------
    Total assets                              419,037,991
---------------------------------------------------------

LIABILITIES:

Payables for:
  Collateral upon return of securities
    loaned                                     12,403,995
---------------------------------------------------------
  Fund shares reacquired                        1,105,291
---------------------------------------------------------
Accrued advisory fees                             242,656
---------------------------------------------------------
Accrued administrative services fees                8,315
---------------------------------------------------------
Accrued distribution fees                         402,187
---------------------------------------------------------
Accrued transfer agent fees                        73,389
---------------------------------------------------------
Accrued trustees' fees                              3,071
---------------------------------------------------------
Accrued operating expenses                         68,229
---------------------------------------------------------
    Total liabilities                          14,307,133
---------------------------------------------------------
Net assets applicable to shares outstanding  $404,730,858
=========================================================

NET ASSETS:

Class A                                      $216,414,109
=========================================================
Class B                                      $181,399,739
=========================================================
Class C                                      $  6,917,010
=========================================================

Shares outstanding, $0.001 par value per share:

Class A                                         8,242,220
=========================================================
Class B                                         7,326,785
=========================================================
Class C                                           279,666
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      26.26
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.26 divided
       by 94.50%)                            $      27.79
---------------------------------------------------------
Class B:
  Net asset value and offering price per
    share                                    $      24.76
---------------------------------------------------------
Class C:
  Net asset value and offering price per
    share                                    $      24.73
=========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
$3,971)                                       $ 3,039,355
---------------------------------------------------------
Security lending income                            17,891
---------------------------------------------------------
    Total investment income                     3,057,246
---------------------------------------------------------

EXPENSES:

Advisory and administrative fees                1,340,842
---------------------------------------------------------
Accounting services fee                            47,202
---------------------------------------------------------
Custodian fees                                     15,983
---------------------------------------------------------
Distribution fees -- Class A                      346,346
---------------------------------------------------------
Distribution fees -- Class B                      835,156
---------------------------------------------------------
Distribution fees -- Class C                       20,023
---------------------------------------------------------
Transfer agent fees                               364,747
---------------------------------------------------------
Trustees' fees                                      7,523
---------------------------------------------------------
Other                                              97,809
---------------------------------------------------------
    Total expenses                              3,075,631
---------------------------------------------------------
Less: Expenses paid indirectly                     (3,270)
---------------------------------------------------------
    Net expenses                                3,072,361
---------------------------------------------------------
Net investment income (loss)                      (15,115)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES

  Net realized gain from investment
    securities                                 62,399,252
---------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities   (23,336,622)
---------------------------------------------------------
Net gain on investment securities              39,062,630
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $39,047,515
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                                        JUNE 30,     DECEMBER 31,
                                                                          2000           1999
                                                                      ------------   ------------

OPERATIONS:

  Net investment income (loss)                                        $    (15,115)  $ (1,077,771)
-------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                          62,399,252     72,527,338
-------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                              (23,336,622)    19,996,181
-------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                39,047,515     91,445,748
-------------------------------------------------------------------------------------------------

Distributions to shareholders from net realized gains:

  Class A                                                                       --    (16,323,689)
-------------------------------------------------------------------------------------------------
  Class B                                                                       --    (14,494,421)
-------------------------------------------------------------------------------------------------
  Class C                                                                       --       (129,452)
-------------------------------------------------------------------------------------------------
  Advisor Class*                                                                --       (193,799)
-------------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                               16,569,964    (34,855,409)
-------------------------------------------------------------------------------------------------
  Class B                                                               12,603,298    (40,751,032)
-------------------------------------------------------------------------------------------------
  Class C                                                                5,059,824      1,442,045
-------------------------------------------------------------------------------------------------
  Advisor Class*                                                        (2,218,024)       909,831
-------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                               71,062,577    (12,950,178)
-------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                  333,668,281    346,618,459
-------------------------------------------------------------------------------------------------
  End of period                                                       $404,730,858   $333,668,281
=================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                       $254,909,388   $222,894,326
-------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                               (15,115)            --
-------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities            93,591,400     31,192,148
-------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                      56,245,185     79,581,807
-------------------------------------------------------------------------------------------------
                                                                      $404,730,858   $333,668,281
=================================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Equity Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2000, AIM was paid $47,202 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended June 30, 2000, AFS was paid $234,587 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $346,346, $835,156 and $20,023, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $79,830 from sales of the Class A shares of the Fund during the six months ended June 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2000, AIM Distributors received $300 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2000, the Fund received reductions in custodian fees and in transfer agency fees from AFS (an affiliate of AIM) of $1,306 and $1,964, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,270.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

  The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

At June 30, 2000, securities with an aggregate value of $12,163,281 were on loan to brokers. The loans were secured by cash collateral of $12,403,995 received by the Fund. For the six months ended June 30, 2000, the Fund received fees of $17,891 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $171,160,731 and $131,182,478, respectively.

  The amount of unrealized appreciation of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 83,688,656
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (28,439,919)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $ 55,248,737
=========================================================
Cost of investments for tax purposes is
  $349,493,171.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                                   JUNE 30, 2000             DECEMBER 31, 1999
                                                              ------------------------   -------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
                                                              ---------   ------------   ----------   ------------
Sold:
  Class A                                                     1,530,080   $ 39,055,686    2,331,884   $ 45,474,921
------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,189,954     28,706,542      743,118     14,758,662
------------------------------------------------------------------------------------------------------------------
  Class C*                                                      224,165      5,424,665       67,678      1,380,504
------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 1,493         35,592       49,583      1,032,846
------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                            --             --      685,215     14,958,133
------------------------------------------------------------------------------------------------------------------
  Class B                                                            --             --      648,821     13,404,549
------------------------------------------------------------------------------------------------------------------
  Class C*                                                           --             --        5,521        114,003
------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                    --             --        8,785        193,799
------------------------------------------------------------------------------------------------------------------
Conversion of Advisor Class Shares to Class A Shares***:
  Class A                                                        93,124      2,242,422           --             --
------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                 (92,129)    (2,242,422)          --             --
------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                      (985,852)   (24,728,144)  (4,913,896)   (95,288,463)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (678,875)   (16,103,244)  (3,686,690)   (68,914,243)
------------------------------------------------------------------------------------------------------------------
  Class C*                                                      (14,987)      (364,841)      (2,711)       (52,462)
------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  (500)       (11,194)     (15,098)      (316,814)
------------------------------------------------------------------------------------------------------------------
                                                              1,266,473   $ 32,015,062   (4,077,790)  $(73,254,565)
==================================================================================================================

  * Class C shares commenced sales on May 3, 1999.
 ** Advisor Class share activity for the period January 1, 2000 through February
    11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                       YEAR ENDED DECEMBER 31,
                                                            JUNE 30,     --------------------------------------------------------
                                                            2000(a)      1999(a)     1998(a)       1997        1996        1995
                                                           ----------    --------    --------    --------    --------    --------
Net asset value, beginning of period                        $  23.48     $  18.97    $  21.01    $  20.77    $  19.07    $  17.69
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  0.04        (0.01)      (0.24)      (0.20)       0.03        0.24
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.74         6.88       (0.81)       3.00        2.96        3.93
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                            2.78         6.87       (1.05)       2.80        2.99        4.17
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            --           --          --          --          --      (0.21)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --        (2.36)      (0.99)      (2.56)      (1.29)     (2.58)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                           --        (2.36)      (0.99)      (2.56)      (1.29)     (2.79)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  26.26     $  23.48    $  18.97    $  21.01    $  20.77    $  19.07
=================================================================================================================================
Total return(b)                                                11.84%       37.13%      (4.71)%     14.05%      15.65%      23.23%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $216,414     $178,550    $180,258    $255,674    $343,427    $396,291
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.36%(c)     1.46%       1.56%       1.37%       1.36%       1.46%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.36%(c)     1.46%       1.57%       1.48%       1.41%       1.46%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        0.29%(c)    (0.07)%     (1.09)%     (0.90)%      0.12%       1.24%
=================================================================================================================================
Portfolio turnover rate                                           44%          90%        168%        190%        253%         71%
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $198,999,149.

                                                                                          CLASS B
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                       YEAR ENDED DECEMBER 31,
                                                            JUNE 30,     --------------------------------------------------------
                                                            2000(a)      1999(a)     1998(a)       1997        1996        1995
                                                           ----------    --------    --------    --------    --------    --------
Net asset value, beginning of period                        $  22.21     $  18.16    $  20.31    $  20.28    $  18.77    $  17.50
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.04)       (0.14)      (0.38)      (0.34)      (0.11)       0.10
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                                 2.59         6.55       (0.78)       2.93        2.91        3.87
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                            2.55         6.41       (1.16)       2.59        2.80        3.97
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            --           --          --          --          --       (0.12)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --        (2.36)      (0.99)      (2.56)      (1.29)      (2.58)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                           --        (2.36)      (0.99)      (2.56)      (1.29)      (2.70)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  24.76     $  22.21    $  18.16    $  20.31    $  20.28    $  18.77
=================================================================================================================================
Total return(b)                                                11.48%       36.25%      (5.41)%     13.35%      14.82%      22.42%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $181,400     $151,392    $165,447    $255,468    $334,590    $348,435
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.01%(c)     2.11%       2.21%       2.02%       2.01%       2.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.01%(c)     2.11%       2.22%       2.13%       2.06%       2.11%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.36)%(c)    (0.72)%    (1.74)%     (1.55)%     (0.53)%      0.59%
=================================================================================================================================
Portfolio turnover rate                                           44%          90%        168%        190%        253%         71%
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $167,948,904.

                                                                         CLASS C
                                                                --------------------------
                                                                              MAY 3, 1999
                                                                              (DATE SALES
                                                                SIX MONTHS     COMMENCED)
                                                                  ENDED            TO
                                                                 JUNE 30,     DECEMBER 31,
                                                                 2000(a)          1999
                                                                ----------    ------------
Net asset value, beginning of period                              $22.19         $19.02
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)         (0.10)
------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            2.58           5.63
------------------------------------------------------------------------------------------
    Total from investment operations                                2.54           5.53
------------------------------------------------------------------------------------------
Less distributions from net realized gains                            --          (2.36)
------------------------------------------------------------------------------------------
Net asset value, end of period                                    $24.73         $22.19
==========================================================================================
Total return(b)                                                    11.45%         29.98%
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $6,917         $1,564
==========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.01%(c)       2.11%(d)
------------------------------------------------------------------------------------------
  Without fee waivers                                               2.01%(c)       2.11%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets        (0.36)%(c)     (0.72)%(d)
==========================================================================================
Portfolio turnover rate                                               44%            90%
==========================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $4,026,619.
(d) Annualized.

BOARD OF TRUSTEES                         OFFICERS                            OFFICE OF THE FUND
C. Derek Anderson                         Robert H. Graham                    11 Greenway Plaza
Senior Managing Partner,                  Chairman and President              Suite 100
Plantagenet Capital                                                           Houston, TX 77046
Management, LLC (an investment            Dana R. Sutton
partnership); Chief Executive Officer,    Vice President and Treasurer        INVESTMENT MANAGER
Plantagenet Holdings, Ltd.
(an investment banking firm)              Samuel D. Sirko                     A I M Advisors, Inc.
                                          Vice President and Secretary        11 Greenway Plaza
Frank S. Bayley                                                               Suite 100
Partner, law firm of                      Melville B. Cox                     Houston, TX 77046
Baker & McKenzie                          Vice President
                                                                              TRANSFER AGENT
Robert H. Graham                          Gary T. Crum
Director, President and                   Vice President                      A I M Fund Services, Inc.
Chief Executive Officer,                                                      P.O. Box 4739
A I M Management Group Inc.               Carol F. Relihan                    Houston, TX 77210-4739
                                          Vice President
Ruth H. Quigley                                                               CUSTODIAN
Private Investor                          Mary J. Benson
                                          Assistant Vice President and        State Street Bank and Trust Company
                                          Assistant Treasurer                 225 Franklin Street
                                                                              Boston, MA 02110
                                          Sheri Morris
                                          Assistant Vice President and        COUNSEL TO THE FUND
                                          Assistant Treasurer
                                                                              Kirkpatrick & Lockhart LLP
                                          Nancy L. Martin                     1800 Massachusetts Avenue, N.W.
                                          Assistant Secretary                 Washington, D.C. 20036-1800

                                          Ofelia M. Mayo                      COUNSEL TO THE TRUSTEES
                                          Assistant Secretary
                                                                              Paul, Hastings, Janofsky & Walker LLP
                                          Kathleen J. Pflueger                Twenty Third Floor
                                          Assistant Secretary                 555 South Flower Street
                                                                              Los Angeles, CA 90071

                                                                              DISTRIBUTOR

                                                                              A I M Distributors, Inc.
                                                                              11 Greenway Plaza
                                                                              Suite 100
                                                                              Houston, TX 77046

--------------------------------------------------------------------------------

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
THE AIM FAMILY OF FUNDS--Registered Trademark--

                      EQUITY FUNDS

DOMESTIC EQUITY FUNDS             INTERNATIONAL/GLOBAL EQUITY FUNDS      A I M Management Group Inc. has provided
More Aggressive                   More Aggressive                        leadership in the mutual fund industry
AIM Small Cap Opportunities(1)    AIM Latin American Growth              since 1976 and managed approximately $176
AIM Mid Cap Opportunities(2)      AIM Developing Markets                 billion in assets for more than 8 million
AIM Large Cap Opportunities       AIM Asian Growth                       shareholders, including individual
AIM Emerging Growth               AIM Japan Growth                       investors, corporate clients and financial
AIM Small Cap Growth(3)           AIM European Development               institutions, as of June 30, 2000.
AIM Aggressive Growth             AIM Euroland Growth(5)                     The AIM Family of Funds--Registered
AIM Mid Cap Growth                AIM Global Aggressive Growth           Trademark-- is distributed nationwide, and
AIM Capital Development           AIM International Equity               AIM today is the eighth-largest mutual fund
AIM Constellation(4)              AIM Advisor International Value        complex in the United States in assets under
AIM Dent Demographic Trends       AIM Global Trends(6)                   management, according to Strategic Insight,
AIM Select Growth                 AIM Global Growth                      an independent mutual fund monitor.
AIM Large Cap Growth                                                         AIM is a subsidiary of AMVESCAP PLC, one
AIM Weingarten                    More Conservative                      of the world's largest independent financial
AIM Mid Cap Equity                                                       services companies with $389 billion in
AIM Charter                       SECTOR EQUITY FUNDS                    assets under management as of June 30, 2000.
AIM Value
AIM Blue Chip                     More Aggressive
AIM Basic Value
AIM Large Cap Basic Value         AIM Global Telecommunications and Technology
AIM Balanced                      AIM Global Resources
AIM Advisor Flex                  AIM Global Financial Services
                                  AIM Global Health Care
More Conservative                 AIM Global Consumer Products and Services
                                  AIM Global Infrastructure
                                  AIM Advisor Real Estate
                                  AIM Global Utilities

                                  More Conservative

                     FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS         TAX-FREE FIXED-INCOME FUNDS

More Aggressive                    More Aggressive

AIM Strategic Income               AIM High Income Municipal                                     [AIM LOGO APPEARS HERE]
AIM High Yield II                  AIM Tax-Exempt Bond of Connecticut                           --Registered Trademark--
AIM High Yield                     AIM Municipal Bond
AIM Income                         AIM Tax-Free Intermediate                                      INVEST WITH DISCIPLINE
AIM Global Income                  AIM Tax-Exempt Cash                                           --Registered Trademark--
AIM Floating Rate(7)
AIM Intermediate Government        More Conservative
AIM Limited Maturity Treasury
AIM Money Market

More Conservative


The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (4) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Europe Growth Fund was renamed AIM Euroland Growth Fund Sept. 1, 1999.
(6) AIM Global Trends Fund was restructured to operate as a traditional mutual fund Aug. 27, 1999. Previously, the fund operated as a fund of funds. (7) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Oct. 20, 2000, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR LOGO APPEARS HERE]

A I M Distributors, Inc.                                               MCE-SAR-1